REGULATORY FRAMEWORK (Details 2)	12 Months Ended
Dec. 31, 2023
Minimum Remuneration To Thermal Generators [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large CC Capacity > 150 MW
SE No. 440/21 ($ / MW-month)	129,839
SE No. 826/22 (AR$ / MW-month)	245,084
SE No. 869/23 ($ / MW-month)	617,377
Minimum Remuneration To Thermal Generators 1 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large TV Capacity > 100 MW
SE No. 440/21 ($ / MW-month)	185,180
SE No. 826/22 (AR$ / MW-month)	349,546
SE No. 869/23 ($ / MW-month)	880,520
Minimum Remuneration To Thermal Generators 2 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Small TV Capacity ≤ 100 MW
SE No. 440/21 ($ / MW-month)	221,364
SE No. 826/22 (AR$ / MW-month)	417,847
SE No. 869/23 ($ / MW-month)	1,052,573
Minimum Remuneration To Thermal Generators 3 [Member]
IfrsStatementLineItems [Line Items]
Technology / Scale	Large GT Capacity > 50 MW
SE No. 440/21 ($ / MW-month)	151,124
SE No. 826/22 (AR$ / MW-month)	285,262
SE No. 869/23 ($ / MW-month)	718,586